RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Advanced Surgical Partners, LLC ("ASP") [Member]
Related Party Transaction [Line Items]
Advance payment to related party		$ 95,000
Two Unrelated Investors [Member]
Related Party Transaction [Line Items]
Related parties	$ 382,061